E2 Business combinations	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about business combination [abstract]
E2 Business combinations

Business combinations
Acquisitions

	2025	2024	2023

Consideration

Purchase price paid on acquisition	516	–	579

Total consideration, all cash and cash equivalents	516	–	579

Net assets (liabilities) acquired

Intangible assets	–	–	306

Property, plant and equipment	–	–	1

Right-of-use of assets	–	–	2

Investments in associates	516	–	–

Cash and cash equivalents	–	–	7

Other assets	–	–	83

Other liabilities	–	–	–168

Total identifiable net assets (liabilities)	516	–	231

Goodwill	–	–	348

Total	516	–	579

Acquisition-related costs 1)	1	–	36

1)	Acquisition-related costs are included in Selling and administrative expenses in the consolidated income statement.
In July 2025, the Company made an investment in the associate company Aduna amounting to SEK 516 million. At the same time a divestment of a number of Ericsson subsidiaries, which was the foundation of Aduna was divested. This resulted in a net cash out of SEK 264 million for the Aduna investment, see also note H3 ”Statement of cash flows.”

Acquisitions 2023–2025

Business	Description	Transaction date

Aduna	A US based associated company that combines and sells aggregated network Application Programming Interfaces (APIs) globally.	Jul 2025

Ericom	An Israel based enterprise cloud security platform provider.	Apr 2023
Divestments

	2025	2024	2023

Proceeds

Cash and cash equivalents	11,200	–	–633
Total proceeds	11,200	–	–633

Net assets disposed of

Property, plant and equipment	285	–	121

Investments in associates	313	–	–

Other assets	5,554	–	–

Other liabilities	–2,857	–39	35

Total net assets	3,295	–39	156

Net gains/losses from divestments 1)	7,905	39	–789

Cash flow effect	11,200	–	–633

1)	Includes net gains/losses for liquidated subsidiaries.
In 2025, the Company made divestments with a cash flow effect amounting to SEK 11.2 billion. Net gains/losses from the divestments are presented in Other operating income/Other operating expenses in the income statement, see also note B4 “Other operating income and expenses.”
For more information, see note H3 “Statement of cash flow.”
In August 2025, the Company divested iconectiv, which was an acquired US subsidiary (83.3% ownership) forming part of Segment Enterprise and is a provider of network number portability solutions and data exchange services. The transaction resulted in a capital gain of SEK 7.6 billion. iconectiv’s consolidated contribution to Ericsson’s 2024 net income was approximately SEK 1.0 billion.

Divestments 2023–2025

Business	Description	Transaction date

iconectiv	A US company providing network number portability solutions and data exchange services.	Aug 2025

IoT	IoT accelerator and connected vehicle cloud businesses and related assets.	Mar 2023